Investments in unconsolidated affiliated companies	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Investments in unconsolidated affiliated companies
Investments in unconsolidated affiliated companies

Combined financial information of the unconsolidated affiliated companies accounted for by the equity method (generally on a lag of 3 months or less) was as follows:

Results of Operations of unconsolidated affiliated companies:
	Years ended December 31,
(Millions of dollars)	2013	2012	2011
Results of Operations:
Sales	$1,336	$1,084	$966
Cost of sales	1,048	872	797
Gross profit	$288	$212	$169

Profit (loss)	$(28)	$28	$(46)

Financial Position of unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2013	2012	2011
Financial Position:
Assets:
Current assets	$683	$715	$345
Property, plant and equipment–net	710	529	200
Other assets	608	616	9
	2,001	1,860	554
Liabilities:
Current liabilities	437	443	220
Long-term debt due after one year	900	708	72
Other liabilities	262	170	17
	1,599	1,321	309
Equity	$402	$539	$245

Caterpillar’s investments in unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2013	2012	2011
Investments in equity method companies	$262	$256	$111
Plus: Investments in cost method companies	10	16	22
Total investments in unconsolidated affiliated companies	$272	$272	$133

The increase in the 2012 financial position and equity investments amounts from 2011 relate to the sale of a majority interest in Caterpillar's third party logistics business, which occurred on July 31, 2012. Under the terms of the agreement, Caterpillar retained a 35 percent equity interest. The increase is also related to the acquisition of an equity interest in Black Horse LLC, which occurred on December 5, 2012.